Prepayment and other current assets (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepayment and other current assets
Prepaid expenses	¥ 12,868,237	$ 1,796,338	¥ 8,617,132
Escrow deposit	3,223,620	450,000	3,284,685
Employee loans	2,444,371	341,221
Other project investment	1,683,616	235,023
Lease deposit	547,430	76,418	110,330
Other receivables	486,342	67,890	91,959
Total	¥ 21,253,616	$ 2,966,890	¥ 12,104,106